Financial (Income) and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Financial (Income) and Expenses [Abstract]
Schedule of financial income
Income	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Revaluation of financial liabilities at fair value through profit or loss	(2,592)	-	-
Foreign currency transaction income	(1,774)	-	-
Interest on deposits	(308)	(1)	-
Others	(4)	-	-
Total	(4,678)	(1)	-

Schedule of financial income
Expenses	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Revaluation of financial liabilities at fair value through profit or loss	-	2,183	893
Foreign currency transaction loss, net	-	1,186	-
Revaluation of liability in respect of government grants	138	69	40
Finance expense in respect of lease liability	37	6	5
Others	6	80	21
Total	181	3,524	959